CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenues:
Rental revenues	$ 4,136	$ 3,763	$ 4,308	$ 4,293	$ 7,844	$ 8,590	$ 11,980	$ 12,898
Total revenues	6,702	6,468	4,767	4,539	13,549	9,087	20,251	13,854
Expenses:
Patient care expense	2,454	2,254	0	0	4,457	0	6,911	0
Facility rent expense	1,640	1,639	1,640	1,639	3,279	3,279	4,919	4,919
Cost of management fees	153	150	161	174	315	325	468	486
Depreciation and amortization	651	652	694	769	1,302	1,545	1,953	2,239
General and administrative expense	972	945	743	714	1,981	1,591	2,953	2,334
Doubtful accounts expense	0	37	790	(135)	77	(137)	77	653
Other operating expenses	204	243	109	297	475	521	679	630
Total expenses	6,074	5,920	4,137	3,458	11,886	7,124	17,960	11,261
Income from operations	628	548	630	1,081	1,663	1,963	2,291	2,593
Other expense (income) :
Interest expense, net	669	666	692	684	1,353	1,399	2,022	2,091
Gain on extinguishment of debt	(146)		0				(146)	0
Other expense, net	122	323	9	(9)	717	135	839	144
Total other expense, net	645	989	701	675	2,070	1,534	2,715	2,235
(Loss) income from continuing operations before income taxes	(17)	(441)	(71)	406	(407)	429	(424)	358
(Loss) income from continuing operations	(17)	(441)	(71)	406	(407)	429	(424)	358
(Loss) income from discontinued operations, net of tax	(22)	(62)	(2)	6	(75)	(31)	(97)	(33)
Net (loss) income	(39)	(503)	(73)	412	(482)	398	(521)	325
Preferred stock dividends—undeclared	(2,250)	(2,249)	(2,250)	(2,249)	(4,498)	(4,498)	(6,748)	(6,748)
Net Loss attributable to Regional Health Properties, Inc. common stockholders	$ (2,289)	$ (2,752)	$ (2,323)	$ (1,837)	$ (4,980)	$ (4,100)	$ (7,269)	$ (6,423)
Net (loss) income per share of common stock attributable to Regional Health Properties, Inc.
Continuing operations, basic and diluted (in dollars per share)	$ (1.25)	$ (1.59)	$ (1.38)	$ (1.09)	$ (2.90)	$ (2.41)	$ (4.15)	$ (3.79)
Discontinued operations, basic and diluted (in dollars per share)	(0.02)	(0.03)	0	0.00	(0.04)	(0.02)	(0.06)	(0.02)
Net (loss) income per share of common stock attributable to Regional Health Properties, Inc.	$ (1.27)	$ (1.62)	$ (1.38)	$ (1.09)	$ (2.94)	$ (2.43)	$ (4.21)	$ (3.81)
Weighted average shares of common stock outstanding:
Basic and diluted (in shares)	1,775	1,697	1,688	1,688	1,692	1,688	1,728	1,688
Patient Care Revenues
Revenues:
Patient care, management fees and other revenues	$ 2,309	$ 2,445	$ 0	$ 0	$ 5,135	$ 0	$ 7,444	$ 0
Management Fees
Revenues:
Patient care, management fees and other revenues	248	247	244	244	495	488	743	732
Other Revenues
Revenues:
Patient care, management fees and other revenues	$ 9	$ 13	$ 215	$ 2	$ 75	$ 9	$ 84	$ 224